Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of current and deferred portion of income tax expenses

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax	118,914	82,595	57,594
Deferred tax	(63,655)	(56,115)	(45,591)

Income tax expense	55,259	26,480	12,003

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	(31.91)%	(6.13)%	(11.92)%
Effect of tax rates in different tax jurisdiction	(37.48)%	(23.20)%	(4.79)%
Effect of preferential tax rate	4.22%	0.84%	0.92%
Research and development super deduction	11.45%	2.28%	7.40%
HK tax-free interest income	2.77%	0.10%	3.51%
Effect of equity transaction	(7.92)%	—	—
Others	(3.00)%	0.14%	1.14%
Changes in valuation allowance	0.99%	(3.59)%	(26.79)%

Effective income tax rate	(35.88)%	(4.56)%	(5.53)%

Schedule of the effect of the tax holiday on the income per share

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	7,142	4,898	1,993
Income per share effect-basic	0.03	0.03	0.01
Income per share effect-diluted	0.03	0.03	0.01

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Accrued expenses	52,912	64,166
Inventory write-down	33,379	46,674
Impairment of equity investments	7,048	8,595
Salary and welfare payable	2,760	1,954
Allowance for credit losses	21,627	23,464
Net operating loss carry forward	83,099	439,585

Less: valuation allowance	(38,316)	(383,810)

Deferred tax assets, net	162,509	200,628

Deferred tax liabilities:
Identifiable intangible assets	(28,082)	(24,966)

Deferred tax liabilities	(28,082)	(24,966)

Schedule of movement of the valuation allowance

	For Year Ended December 31,
	2022	2023
	RMB	RMB
Balance as of January 1	18,169	38,316
Additions	28,134	355,907
Reversals	(7,987)	(10,413)
Balance as of December 31	38,316	383,810